Cover	Sep. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002139717
Document Type	S-6
Entity Registrant Name	FT 13197
Document Period End Date	Sep. 02, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Under normal circumstances, the Trust will invest at least 80% of its assets in companies selected by the Sponsor from a list of companies identified by the UBS Global Markets America’s Knowledge Network Macro Thematic team (the “Team”) as AI Enablers and/or Adopters (as defined below). The Team is a department of UBS Securities LLC (“UBS Sec LLC”) but is not part of UBS Financial Services Inc.’s (“UBS FSI”) Chief Investment Office Global Wealth Management or UBS Sec LLC’s Global Research, which are both research departments.

The initial universe of the list begins with common stocks listed on a U.S. stock exchange that have a market capitalization greater than $1 billion and an average daily trading volume of more than $2.5 million per day. In order for a common stock to be selected for the Team’s list of AI Enablers and/or Adopters, the common stock must be considered, at minimum, a “buy,” “hold,” or “bellwether” from either UBS Global Research or UBS Chief Investment Office’s Global Wealth Management. If the common stock is not rated by either of these two rating groups, the Team may look to a third-party research firm that UBS Sec LLC or UBS FSI (collectively, “UBS”) is approved to obtain ratings from. In order to be eligible for inclusion in its list of AI Enablers and/or Adopters, the Team must determine that artificial intelligence (“AI”) is among the most significant factors that may potentially drive a company’s stock price performance over the next twenty-four months. The Team bases this determination on factors including a company’s strategic focus on AI, including investments in AI research and development, the AI products and services offered by a company, the actual or projected impact of AI on a company’s financial performance, and investor sentiment, as demonstrated by analyst reports and media coverage.

The Team defines AI Enablers as companies responsible for creating the ecosystem by which AI technologies are advanced. These AI Enabler companies are found in, but not limited to, the Energy, Utility and Information Technology sectors and the Semiconductors and Software industries. The Team defines AI Adopters as companies that are utilizing and applying AI into their business practice, including companies creating or utilizing AI applications, platforms, and software tools that facilitate data management, process optimization, and task automation, and creating physical devices and technology products.

In determining whether a company is an AI Adopter and/or Enabler, the Team analyzed companies who met the initial criteria above to determine if a company is involved in creating, distributing and/or the consumption of AI products or the AI ecosystem, if a company’s revenue is derived from AI and if a company devotes resources to AI. The Team utilized UBS research ratings and publicly available information, including company reports, when performing such analyses. Specifically, the Team holistically looked at each company for the following:

•	Sustainable long-term earnings potential driven by the growing adoption and enablement of AI, based on a review of external company reports and other publicly available information;
•	A history of innovation or leading execution in the AI ecosystem based on a review of UBS research reports, external company reports and other publicly available information;
•	Favorable UBS Global Research analyst coverage and opinions from UBS Specialist Sector Sales

The Team reviewed estimates of a company’s market share, product and/or service quality, and rate of AI adoption relative to peers. The Team also considered criteria including, but not limited to, estimates of the degree of AI integration into a company’s operations, the resulting impact on reducing a company’s costs, the potential enhancement to a company’s net earnings, and the extent to which a company may gain a potential competitive advantage within its industry by incorporating AI into its operations. No qualitative or quantitative factor was considered more heavily than another in making final determinations.

The Team reviewed the above factors in combination with each other and ultimately selected common stocks for the final list of AI Enablers and/or Adopters that best demonstrated AI as a future driver of a company’s stock price performance over the next twenty-four months.

The final portfolio is selected by the Sponsor from the Team’s list of AI Enablers and/or Adopters and the common stocks are approximately equally weighted. To ensure adequate liquidity, the Sponsor only selects those common stocks from the Team’s list of AI Enablers and/or Adopters that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements.

The Trust is not sponsored or endorsed by UBS and UBS makes no representation or warranty, express or implied, to the Unit holders of the Trust or any member of the public regarding the advisability of investing in Units of the Trust. UBS has no obligation or liability in connection with the investment decisions made by the Sponsor or Trust or in connection with administration of the Trust. Although the Team provides the list of common stocks to the Sponsor, the Sponsor may not select every common stock on the Team’s list for inclusion in the Trust based on the Sponsor’s liquidity screen above.

UBS FSI or its affiliates will receive compensation in the form of brokerage commissions for sales of commission-based Units of the Trust, which may create an incentive for UBS FSI or its affiliates to sell Units of the Trust.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, REITs, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.